Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvements	416	416
Electronic equipment	217	217
Vehicles	1,205	1,205
	1,838	1,838
Less: accumulated depreciation	(1,575)	(1,733)
	263	105

Depreciation expenses were RMB779, RMB537 and RMB158 (US$23) for the years ended December 31, 2020, 2021 and 2022, respectively.